Public Offering	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Public Offering [Abstract]
Public Offering

6. 2022 Public Offering

On July 28, 2022, the Company closed a public offering of 238,096 shares of its common stock and 8,333,334 warrants to purchase up to 238,095 shares of its common stock with an exercise price of $21.00 per share which expire on July 28, 2027 (the “Class B Common Stock Warrants”) at a combined offering price of $21.00 per share and associated warrant (the “July 2022 Public Offering”). Net proceeds to the Company from the offering were $4.5 million.

Roth was engaged by the Company to act as its exclusive placement agent for the July 2022 Public Offering. The Company paid Roth a cash fee equal to 7.0% of the gross proceeds received by the Company in the public offering, totaling $350,000 and issued warrants to purchase up to 16,667 shares of common stock with an exercise price of $26.25 per share which expire on July 25, 2027 (the “Class B Placement Agent Common Stock Warrants”).

The shares of common stock, the shares of common stock underlying the Class B Common Stock Warrants and the shares of common stock underlying the Class B Placement Agent Common Stock Warrants were registered with the SEC on Form S-1 (File No. 333-266108), and was declared effective by the SEC on July 25, 2022.

Using the Black-Scholes option pricing model, the Class B Common Stock Warrants were valued in the aggregate at $4.5 million and the Class B Placement Agent Common Stock Warrants were valued in the aggregate at $0.3 million. Both were included in the issuance costs of the July 2022 Public Offering and treated as equity (see Note 12).

7. Public Offering

On July 28, 2022, the Company closed a public offering of 238,096 shares of its common stock (the “July 2022 Public Offering”), together with 8,333,334 warrants to purchase up to 238,095 shares of its common stock (the “Class B Common Stock Warrants”) at an offering price to the public of $21.00 per share and associated warrant. The Class B Common Stock Warrants have an exercise price of $21.00 per share, are exercisable upon issuance, and will expire five years following the date of issuance. The net proceeds to the Company from the offering were $4.5 million. The shares of common stock, and the shares of common stock underlying the Class B Common Stock Warrants were registered with the SEC on Form S-1 (File No. 333-266108), and was declared effective by the SEC on July 25, 2022.

Roth Capital Partners, LLC (the “Placement Agent”) was engaged by the Company to act as its exclusive placement agent for the July 2022 Public Offering. The Company agreed to pay the Placement Agent a cash fee equal to 7.0% of the gross proceeds received by the Company in the public offering, totaling $350,000. In addition, the Company agreed to issue to the Placement Agent warrants to purchase up to 16,667 shares of common stock representing 7.0% of the aggregate number of shares of common stock sold in the public offering (the “Class B Placement Agent Common Stock Warrants”). The Class B Placement Agent Common Stock Warrants have an exercise price of $26.25 per share and expire five years following the date of issuance.

Using the Black-Scholes option pricing model, the Class B Common Stock Warrants were valued in the aggregate at $4.5 million and the Class B Placement Agent Common Stock Warrants were valued in the aggregate at $0.3 million. Both were included in the issuance costs of the July 2022 Public Offering (see Note 12).